BORROWINGS	12 Months Ended
Sep. 30, 2011
Borrowings Disclosure [Abstract]
Borrowings Disclosure [Text Block]
13.	BORROWINGS

	September 30,
	2010	2011
	RMB	RMB

Short-term borrowings	85,900	20,000

As of September 30, 2011, short-term borrowings were comprised of secured bank loan of RMB20,000 which is under Linze Origin Seed Limited and has been guaranteed by a land use right of RMB453 (note 8) and plant and equipment of RMB6,882 (note 9). The annual interest rate is 6.56%

As of September 30, 2010, short-term borrowings were comprised of secured bank loans of RMB47,900 and unsecured bank loans of RMB38,000, which is under Beijing Origin and has been guaranteed by a subsidiary, BioTech. The secured loans were secured by the Company’s land use rights of RMB3,136 (note 8) and plant and equipment of RMB44,830 (note 9). The annual interest rate ranged from 5.31% to 5.84%.

Interest expense and weighted average interest rate for the years ended September 30, 2009, 2010 and 2011 were RMB11,574 and 5.98%, RMB8,539 and 5.70% and RMB1,469 and 6.56%, respectively.